Loans receivable (Tables)	12 Months Ended
Mar. 31, 2023
Loans receivable [Abstract]
Schedule of loans receivable
	As of March 31,
	2023	2022

Loans receivable (i)	$5,000,000	$-
Receivable due customers holding US stocks (ii)	3,855,220
	$8,855,220	$-